INVESTMENTS (Details)					1 Months Ended		12 Months Ended
	Jun. 24, 2015 CNY (¥)	Jun. 24, 2015 USD ($)	Jan. 27, 2015 CNY (¥) shares	Jan. 27, 2015 USD ($) shares	Apr. 30, 2014 CNY (¥) shares	Apr. 30, 2014 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Investment
Proceeds from waiver of warrants									¥ 18,409,199
Gain from waiver of warrants									16,869,935
Gain from sale of cost method investment									803,059,728
Travice Inc | Series B Preferred Stock
Investment
Percentage of shares acquired					8.40%	8.40%
Payments to Acquire Investments					¥ 154,251,500	$ 25,000,000
Travice Inc | Series C Preferred Stock
Investment
Number of warrants acquired to purchase additional shares					4,684,074	4,684,074
Number of warrants waived to purchase additional shares			4,684,074	4,684,074
Proceeds from waiver of warrants			¥ 18,409,199	$ 3,000,000
Gain from waiver of warrants									¥ 16,869,935	$ 2,749,158
Elite Plus
Investment
Equity interest transferred (as a percent)	100.00%	100.00%
Gross proceeds	¥ 983,621,925	$ 160,875,000
Gain from sale of cost method investment	803,059,728	131,352,744
Transaction costs from sale of cost method investment	¥ 29,193,869	$ 4,773,098